Commitments and Contingencies (Details)	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares
Commitments and Contingencies
Deferred underwriting fee per unit | $ / shares	$ 0.35
Deferred underwriting | $	$ 12,075,000